Financial Assets at Amortised Cost (Details) - Schedule of Amortized Value and the Corresponding ECL - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Amortised Cost (Details) - Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	$ 4,868,485	$ 4,692,441
Gross carrying amount, Ending balance	8,178,624	4,868,485
Expected credit losses allowances, Ending balance		1,153,267
New financial assets purchased	3,342,572
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)	(96,899)
Changes due to modifications not derecognised	64,466	176,044
Other adjustments
ECL [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Amortized Value and the Corresponding ECL [Line Items]
Expected credit losses allowances, Beginning balance	894	711
Expected credit losses allowances, Ending balance	1,729	894
New financial assets purchased	706
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)	(22)
Changes due to modifications not derecognised	151	183
Write-off
Other adjustments
Expected Credit Losses Stage1 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	4,868,485	4,692,441
Gross carrying amount, Ending balance	8,178,624	4,868,485
New financial assets purchased	3,342,572
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)	(96,899)
Changes due to modifications not derecognised	64,466	176,044
Other adjustments
Expected Credit Losses Stage1 [Member] | ECL [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Amortized Value and the Corresponding ECL [Line Items]
Expected credit losses allowances, Beginning balance	894	711
Expected credit losses allowances, Ending balance	1,729	894
New financial assets purchased	706
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)	(22)
Changes due to modifications not derecognised	151	183
Write-off
Other adjustments
Expected Credit Losses Stage 2 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance
Gross carrying amount, Ending balance
New financial assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes due to modifications not derecognised
Other adjustments
Expected Credit Losses Stage 2 [Member] | ECL [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Amortized Value and the Corresponding ECL [Line Items]
Expected credit losses allowances, Beginning balance
Expected credit losses allowances, Ending balance
New financial assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes due to modifications not derecognised
Write-off
Other adjustments
Expected Credit Losses Stage 3 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance
Gross carrying amount, Ending balance
New financial assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes due to modifications not derecognised
Other adjustments
Expected Credit Losses Stage 3 [Member] | ECL [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Amortized Value and the Corresponding ECL [Line Items]
Expected credit losses allowances, Beginning balance
Expected credit losses allowances, Ending balance
New financial assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes due to modifications not derecognised
Write-off
Other adjustments